Transactions with Related Parties	12 Months Ended
Dec. 31, 2018
Transactions with Related Parties [Abstract]
Transactions with Related Parties

Note 32- Transactions with Related Parties

A.	Identity of related parties

The Company’s related parties are as defined in IAS 24 (2009) - Related Party Disclosures and include: Eurocom, other Eurocom Group companies, related parties of Eurocom, directors and key management personnel in the Company, the Eurocom Group companies and persons who are close to a family member of any of these individuals.

In the ordinary course of business, some of Bezeq’s subsidiaries and affiliates engage in business activities with each other. Such business activities are primarily between Bezeq and its subsidiaries and between other Eurocom Group companies, Spacecom, Gilat Satcom and to a lesser extent other affiliated company.

Such business activities primarily relate to the provision, purchase or sale of communications or digital services and products, including, the provision of related satellite or broadcast services, cellular and electronic products and equipment, and Internet and telephony services.

The transactions among these related parties are made at prices and on terms equivalent to those charged in transactions with unrelated parties under similar conditions.

Ordinary course of business transactions are aggregated in this Note. This Note also includes detailed descriptions of material related party transactions.

B.	Balances with related parties

	December 31,
	2017	2018
	NIS	NIS
Receivables - associates	8	7

Liabilities to related parties, net *	(23)	6

Advanced payment to Eurocom DBS (not including interest) for contingent consideration	99	99

C.	Transactions with related parties

	Year ended December 31,
	2016	2017	2018
	NIS	NIS	NIS

Revenues
From associates	7	8	6
From related parties	13	23	31
Expenses
To related parties	111	122	*54
To associates	2	5	5
Investments
Related parties	59	28	1
Acquisition of DBS	55	**(70)	-
Revised fair value of the excess advance payments for acquisition of DBS	-	**56	**43

*	Related-party expenses include amounts paid by DBS to Space Communications Ltd. (“Spacecom”) up to May 3, 2018. It should be noted subsequent to this date, the Company believes, based on information it received, that Spacecom ceased to be a related party. For further information, see section 30.3.2 below. In 2018, DBS paid a total of NIS 74 to Spacecom.

** Adjustment of the liability for contingent consideration for a business combination with DBS and adjustment of the fair value estimate of the amount expected to be returned to the Company from the excess of the advance payments that it paid, recognized as financing income, net.

D.       Transactions listed in section 270(4) of the Companies Law

Approval date of the general meeting (after approval of Bezeq’s audit committee and Board of Directors)	Nature of the transaction	Amount of the transaction
December 8, 2015 – see (1) below	Amendment to the framework agreement between Pelephone and Eurocom Cellular Communications Ltd., so that it will be extended to other products and brands, including related services for all products and its extension until December 31, 2018 (or three years after the acquisition date of any additional products or brands, whichever is earlier).	Annual scope of up to NIS 50 (for all the products)
June 30, 2016 – see (2) below	Extension of the amended agreement with Eurocom Communications Ltd. (“Eurocom Communications”) for ongoing management and consultation services for the Company for a period of three years. The management agreement was terminated in practice on April 25, 2018.	For the period between January 1, 2018 and April 25, 2018, an amount of NIS 800 thousand was not paid and was offset against a debt.
April 3, 2017 – see (3) below	Approval of Bezeq’s vote at the general meeting of DBS in favor of the agreement between DBS and Space Communications Ltd. (“Spacecom” and “the Parties” respectively) with an amendment/addendum to the existing agreement between the parties dated November 4, 2013, for the lease of satellite segments in Spacecom’s satellites (“the Agreement”), including in favor of implementation of the Agreement. The validity of the Agreement remains the same as the original agreement, namely, until the end of 2028.	A total nominal cost of up to US$ 263 for the entire term of the Agreement (until December 31, 2028), reflecting an average annual cost of US$ 21.9. It should be noted that the overall cost of the Agreement may be lower if surplus revenue sharing mechanisms are applied and/or the assumptions set out in the amendment to the Agreement. For further information, see Note 23 above.

The financial value of the transactions described above, which were carried out in 2018 were as follows:

Amounts
included in the
consolidated
financial statements
NIS

Expenses	28

(1)	Bezeq has a personal interest in the transaction, since Eurocom Cellular Communications Ltd. (a party to the transaction), is controlled by Eurocom Communications, which is the ultimate controlling shareholder of Bezeq.

(2)	The management agreement stipulated that Eurocom Communications will provide the services of Shaul Elovitch, who will serve as executive chairman of the Board of Directors of Bezeq and its subsidiaries, with a position of 70%. In addition, it was determined that Eurocom Communications will provide directors on its behalf, to serve on the boards of directors of Bezeq and the subsidiary companies. Eurocom will also provide ongoing consulting services as follows: (A) directors’ compensation, consisting of annual participation compensation and actual participation compensation based on a maximum amount for one meeting (as this term is defined in the Companies Regulations (Rules for Compensation and Expenses of an External Director), 2000), based on the relevant rating of Bezeq of the subsidiary/sub-subsidiary (as the case may be) at that date, for the participation of the directors serving on behalf of Bezeq’s controlling shareholders, as part of their membership and their position as directors in Bezeq and/or its subsidiaries and the various committees, subject to adjustments in accordance with their number and presence at meetings; (B) NIS 3.5 per year for the service and activities of Shaul Elovitch as active chairman of the Board of Directors of Bezeq and its subsidiaries; and (C) NIS 432 thousand per year for ongoing consultation services.

On July 26, 2018, Bezeq Board of Directors resolved that the provision of all components of the services under the Management Agreement was de facto discontinued on April 25, 2018, and determined the amount of NIS 800 thousand due to Eurocom Communications from the Bezeq, for the period between January 1, 2018 and April 25, 2018 should not be paid, due to the restrictions imposed on the activities of Shaul Elovitch and other directors who serve or who served on the Board of Directors of Bezeq and its subsidiaries on behalf of Eurocom Communications in the reporting year, in connection with the investigation conducted by the ISA and the Israel Police. The amount was not paid to Eurocom Communications in practice but was deferred and offset against the debt of Eurocom Communications to Bezeq.

(3)	Bezeq had a personal interest in the transaction as at the date of its approval, since, as at the date of the transaction, Spacecom was controlled by Eurocom Communications, the ultimate controlling shareholder of Bezeq. To the best of Bezeq’s knowledge and in accordance with information provided to Bezeq by Eurocom Communications, the link between Eurocom Communications and Spacecom has been severed, since the court appointed a receiver for the shares of Spacecom held by Eurocom Communications (“the Spacecom Shares under Receivership”), which holds the full voting rights, and in view of the fact that as Bezeq was informed, the value of the collateral held by the receiver, including the value of the Spacecom Shares under Receivership, does not exceed the amount of the debt underlying the appointment of the receiver.

E.	Agreements with the Eurocom Group and B Communications

The Company both receives various services and products from, and provides various services and products to, related parties at market rates and in the ordinary course of business. Other than the transactions described below, none of these related party transactions are material to the Company or to the Company’s related parties.

If a related party wishes to supply products or services to the Company, the Company generally obtain a bid from a third party to enable us to determine whether the related party’s bid is on arm’s-length terms. Any of such transaction is subject to the approval of the Company’s audit committee and the Company’s board of directors (and in some circumstances, The Company’s shareholders). In addition, generally the Company will not purchase a particular type of product or service solely from related parties, but will also have non-related vendors. Prices offered by non-related vendors are compared to those offered by related parties to ensure that the related parties are offering arm’s length terms.

In the ordinary course of business, some of the Company’s subsidiaries and affiliates engage in business activities with each other. Such business activities are primarily among Bezeq, other Bezeq Group companies and Eurocom Group companies, such as Eurocom Digital, Eurocom Cellular, Spacecom, Satcom, and to a lesser extent other affiliated company. Such business activities primarily relate to the provision, purchase or sale of communications and digital services and products, including the provision of satellite or broadcasting services, cellular and electronic products and equipment, and Internet and telephony services. The transactions among these related parties are made at prices and on terms equivalent to those charged in transactions with unrelated parties under similar conditions.

1.	In June 2017, our shareholders approved the Company’s entering into a Services Agreement with Eurocom Communications pursuant to which it will provide us with the services of its Legal Department in consideration of a monthly fee of NIS 15.5 thousand, plus an annual fixed amount of up to NIS 6 thousand in respect of various other expenses to be paid against receipts and documentation. Based on our prior experience, the Company estimated that the scope of the legal services provided to our company averaged approximately 48 hours per month on an annual basis. The legal services’ portion of the Services Agreement was terminated on March 31, 2018.

2.	In February 2018, our Board of Directors appointed Adv. Ami Barlev to serve as a director and as Acting Chairman of the Company’s Board of Directors until the next annual shareholders’ meeting. In January 2019, after the balance sheet date, Mr. Barlev has resigned from being Chairman of the Board of Directors. Mr. Moshe Lusky, a director of our company, was appointed to serve as Chairman of the Board instead of Mr. Barlev.

3.	In March 2018, Eurocom and the Company terminated the rest of the Services Agreement. The Company’s Compensation Committee and Board of Directors have confirmed, among other things, that upon termination of the Services Agreement, Messrs. Felix Cohen, Yosef Elovitch and Ami Barlev will be entitled to compensation as directors pursuant to the “Fixed” statutory amount in accordance with the Companies Regulations (Rules Regarding Compensation and Expenses for an External Director) 5760-2000 for companies within the range of the Company’s size. In addition, the directors will be entitled to receive coverage under the insurance policy that applies to all of the Company’s directors and officers, and to receive indemnification letter.

4.	The Company and B Communications leased the Company’s principal offices from Eurocom Holdings for an annual rent of NIS 110 thousand for both companies till November 2018. The offices were sold by Eurocom Holdings to a third party in November 2018 and the Companies continue to rent their principal offices from the new owner at the same terms.

5.	The Company entered into an arrangement with B Communications according to which B Communications’ employees provide services to both companies and B Communications will pay 2/3 and the Company will pay 1/3 of their compensation. In addition, other general and operating expenses such as computing, rent and office maintenance are 2/3 attributable to B Communications and 1/3 to the Company.

6.	The Company’s key management personnel compensation comprised:

	Year ended December 31
	2016	2017	2018
	NIS	NIS	NIS
Employee benefits	2	2	2